Taxation - Schedule of Income Tax Provision (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Income Tax Provision [Abstract]
Current income tax (benefit) expenses	$ (83,025)	$ 141,539	$ 483,443
Deferred income tax benefit	(42,266)	(94,533)	(314,008)
Income tax benefit (expense)	$ (125,291)	$ 47,006	$ 169,435